UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2018

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Greater China Growth Fund

February 28, 2018

Performance1,2

Portfolio Managers June Lui and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	14.66%	41.69%	11.18%	4.93%
Class A with 5.75% Maximum Sales Charge	—	—	8.09	33.53	9.87	4.31
Class C at NAV	12/28/1993	10/28/1992	14.24	40.66	10.39	4.24
Class C with 1% Maximum Sales Charge	—	—	13.24	39.66	10.39	4.24
Class I at NAV	10/01/2009	10/28/1992	14.86	42.08	11.49	5.21
MSCI Golden Dragon Index	—	—	10.90%	36.02%	10.68%	5.74%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.90%	2.61%	1.60%
Net				1.85	2.55	1.55

Fund Profile

Regional Allocation (% of net assets)4

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)[4]
Tencent Holdings, Ltd.	9.9%

AIA Group, Ltd.	7.9

Ping An Insurance (Group) Co. of China, Ltd., Class H	5.5

Hong Kong Exchanges and Clearing, Ltd.	4.3

Tingyi (Cayman Islands) Holding Corp.	4.0

ANTA Sports Products, Ltd.	3.6

Haier Electronics Group Co., Ltd.	3.3

Sands China, Ltd.	3.3

President Chain Store Corp.	3.2

Taiwan Semiconductor Manufacturing Co., Ltd.	3.1

Total	48.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,146.60	$9.69	1.82%
Class C	$1,000.00	$1,142.40	$13.39	2.52%
Class I	$1,000.00	$1,148.60	$8.15	1.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.80	$9.10	1.82%
Class C	$1,000.00	$1,012.30	$12.57	2.52%
Class I	$1,000.00	$1,017.20	$7.65	1.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

4

Eaton Vance

Greater China Growth Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value

China — 54.0%

Automobiles — 1.1%
Great Wall Motor Co., Ltd., Class H	976,500	$1,142,325
		$1,142,325

Banks — 3.9%
China Construction Bank Corp., Class H	2,032,110	$2,083,547
Industrial & Commercial Bank of China, Ltd., Class H	2,438,000	2,078,492
		$4,162,039

Food Products — 10.0%
China Mengniu Dairy Co., Ltd.	731,000	$2,404,515
Dali Foods Group Co., Ltd.(1)	2,853,500	2,713,662
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	830,842
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	101,900	520,862
Tingyi (Cayman Islands) Holding Corp.	2,074,000	4,353,022
		$10,822,903

Gas Utilities — 2.1%
China Resources Gas Group, Ltd.	692,000	$2,316,598
		$2,316,598

Hotels, Restaurants & Leisure — 4.0%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	995,000	$1,854,741
Yum China Holdings, Inc.	56,267	2,437,486
		$4,292,227

Household Durables — 3.3%
Haier Electronics Group Co., Ltd.	1,052,000	$3,583,599
		$3,583,599

Insurance — 7.2%
China Pacific Insurance (Group) Co., Ltd., Class H	389,200	$1,893,310
Ping An Insurance (Group) Co. of China, Ltd., Class H	558,000	5,877,583
		$7,770,893

Internet Software & Services — 9.9%
Tencent Holdings, Ltd.	194,200	$10,624,394
		$10,624,394

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.8%
China Petroleum & Chemical Corp., Class H	1,134,000	$900,023
		$900,023

Personal Products — 1.6%
Hengan International Group Co., Ltd.	178,000	$1,735,351
		$1,735,351

Pharmaceuticals — 1.1%
Sino Biopharmaceutical, Ltd.	629,000	$1,178,562
		$1,178,562

Real Estate Management & Development — 2.5%
China Overseas Land & Investment, Ltd.	762,000	$2,647,609
		$2,647,609

Textiles, Apparel & Luxury Goods — 3.6%
ANTA Sports Products, Ltd.	782,000	$3,847,446
		$3,847,446

Wireless Telecommunication Services — 2.9%
China Mobile, Ltd.	331,500	$3,087,269
		$3,087,269

Total China (identified cost $32,975,319)		$58,111,238

Hong Kong — 27.9%

Capital Markets — 4.3%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$4,646,868
		$4,646,868

Equity Real Estate Investment Trusts (REITs) — 3.0%
Link REIT	379,000	$3,221,875
		$3,221,875

Food & Staples Retailing — 1.9%
Dairy Farm International Holdings, Ltd.	237,100	$1,998,652
		$1,998,652

Food Products — 1.0%
Vitasoy International Holdings, Ltd.	406,000	$1,056,820
		$1,056,820

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.3%
Sands China, Ltd.	634,400	$3,538,923
		$3,538,923

Household Durables — 1.9%
Techtronic Industries Co., Ltd.	330,000	$2,070,418
		$2,070,418

Industrial Conglomerates — 1.4%
CK Hutchison Holdings, Ltd.	120,356	$1,504,237
		$1,504,237

Insurance — 7.9%
AIA Group, Ltd.	1,026,800	$8,520,991
		$8,520,991

Real Estate Management & Development — 3.2%
CK Asset Holdings, Ltd.	303,856	$2,610,817
Hongkong Land Holdings, Ltd.	125,800	863,774
		$3,474,591

Total Hong Kong (identified cost $17,758,493)		$30,033,375

Luxembourg — 1.1%

Textiles, Apparel & Luxury Goods — 1.1%
Samsonite International SA	285,900	$1,239,237

Total Luxembourg (identified cost $707,069)		$1,239,237

Taiwan — 15.0%

Banks — 1.9%
CTBC Financial Holding Co., Ltd.	2,782,881	$2,011,477
		$2,011,477

Electronic Equipment, Instruments & Components — 3.6%
Delta Electronics, Inc.	158,000	$737,598
Hon Hai Precision Industry Co., Ltd.	574,181	1,691,890
Largan Precision Co., Ltd.	12,000	1,483,271
		$3,912,759

Security	Shares	Value

Food & Staples Retailing — 3.2%
President Chain Store Corp.	351,000	$3,501,622
		$3,501,622

Insurance — 1.7%
Cathay Financial Holding Co., Ltd.	994,929	$1,820,906
		$1,820,906

Multiline Retail — 1.5%
Poya International Co., Ltd.	123,462	$1,589,815
		$1,589,815

Semiconductors & Semiconductor Equipment — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	395,839	$3,286,886

		$3,286,886

Total Taiwan (identified cost $10,011,517)		$16,123,465

Total Common Stocks (identified cost $61,452,398)		$105,507,315

Short-Term Investments — 2.2%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.20%, 3/1/18	$2,362	$2,361,663

Total Short-Term Investments (identified cost $2,361,663)		$2,361,663

Total Investments — 100.2% (identified cost $63,814,061)		$107,868,978

Other Assets, Less Liabilities — (0.2)%		$(173,863)

Net Assets — 100.0%		$107,695,115

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $4,568,403 or 4.2% of the Fund’s net assets.

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $63,814,061)	$107,868,978
Foreign currency, at value (identified cost, $81)	81
Dividends and interest receivable	5,640
Receivable for Fund shares sold	147,841
Receivable from affiliates	2,769
Total assets	$108,025,309

Liabilities
Payable for Fund shares redeemed	$85,465
Payable to affiliates:
Investment adviser fee	83,011
Administration fee	12,452
Distribution and service fees	29,722
Accrued expenses	119,544
Total liabilities	$330,194
Net Assets	$107,695,115

Sources of Net Assets
Paid-in capital	$61,347,042
Accumulated net investment loss	(1,755,271)
Accumulated net realized gain	4,048,447
Net unrealized appreciation	44,054,897
Total	$107,695,115

Class A Shares
Net Assets	$81,796,752
Shares Outstanding	3,127,834
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.15
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.75

Class C Shares
Net Assets	$14,105,101
Shares Outstanding	571,674
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$24.67

Class I Shares
Net Assets	$11,793,262
Shares Outstanding	447,553
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Dividends (net of foreign taxes, $6,483)	$342,757
Interest	1,379
Total investment income	$344,136

Expenses
Investment adviser fee	$516,538
Administration fee	77,481
Distribution and service fees
Class A	117,961
Class C	67,235
Trustees’ fees and expenses	2,454
Custodian fee	35,963
Transfer and dividend disbursing agent fees	75,998
Legal and accounting services	31,856
Printing and postage	13,122
Registration fees	26,788
Miscellaneous	9,328
Total expenses	$974,724

Net investment loss	$(630,588)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,401,547
Foreign currency transactions	(7,746)
Net realized gain	$7,393,801
Change in unrealized appreciation (depreciation) —
Investments	$7,265,591
Foreign currency	(30)
Net change in unrealized appreciation (depreciation)	$7,265,561

Net realized and unrealized gain	$14,659,362

Net increase in net assets from operations	$14,028,774

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From operations —
Net investment income (loss)	$(630,588)	$593,397
Net realized gain	7,393,801	8,656,338
Net change in unrealized appreciation (depreciation)	7,265,561	11,436,603
Net increase in net assets from operations	$14,028,774	$20,686,338
Distributions to shareholders —
From net investment income
Class A	$(473,372)	$(564,031)
Class B	—	(10,653)
Class C	—	(94,200)
Class I	(97,186)	(67,672)
From net realized gain
Class A	(7,797,004)	—
Class C	(1,421,009)	—
Class I	(1,111,546)	—
Total distributions to shareholders	$(10,900,117)	$(736,556)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,902,873	$3,451,845
Class B	—	621
Class C	902,240	490,256
Class I	2,657,744	8,019,876
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,120,886	488,197
Class B	—	10,010
Class C	1,295,620	75,120
Class I	949,387	57,205
Cost of shares redeemed
Class A	(5,844,565)	(12,306,971)
Class B	—	(143,004)
Class C	(1,310,142)	(4,336,807)
Class I	(3,167,259)	(7,234,882)
Net asset value of shares exchanged
Class A	—	539,135
Class B	—	(539,135)
Net asset value of shares merged*
Class A	—	1,070,429
Class B	—	(1,070,429)
Net increase (decrease) in net assets from Fund share transactions	$5,506,784	$(11,428,534)

Net increase in net assets	$8,635,441	$8,521,248

Net Assets
At beginning of period	$99,059,674	$90,538,426
At end of period	$107,695,115	$99,059,674

Accumulated net investment loss included in net assets
At end of period	$(1,755,271)	$(554,125)

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Financial Highlights

	Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$25.480		$20.380		$19.210		$22.200		$18.450	$15.940

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.152)		$0.168		$0.092		$0.020		$0.081	$0.090
Net realized and unrealized gain (loss)	3.696		5.111		2.210		(2.950)		3.739	2.529

Total income (loss) from operations	$3.544		$5.279		$2.302		$(2.930)		$3.820	$2.619

Less Distributions
From net investment income	$(0.164)		$(0.179)		$—		$(0.060)		$(0.070)	$(0.109)
From net realized gain	(2.710)		—		(1.132)		—		—	—

Total distributions	$(2.874)		$(0.179)		$(1.132)		$(0.060)		$(0.070)	$(0.109)

Net asset value — End of period	$26.150		$25.480		$20.380		$19.210		$22.200	$18.450

Total Return(2)	14.66	%(3)	26.19	%(4)	12.50	%(4)	(13.26	)%(4)	20.73%	16.43	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,797		$75,137		$66,709		$68,475		$95,911	$91,086
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.82	%(6)	1.91	%(4)	1.95	%(4)	1.95	%(4)	1.94%	1.98	%(4)
Net investment income (loss)	(1.16	)%(6)	0.78%		0.49%		0.09%		0.39%	0.50%
Portfolio Turnover	7	%(3)	14%		8%		53%		33%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.08%, 0.01% and 0.05% of average daily net assets for the years ended August 31, 2017, 2016, 2015 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$24.120		$19.400		$18.450		$21.420		$17.880	$15.460

Income (Loss) From Operations
Net investment loss(1)	$(0.230)		$(0.018)		$(0.042)		$(0.136)		$(0.073)	$(0.036)
Net realized and unrealized gain (loss)	3.490		4.877		2.124		(2.834)		3.613	2.456

Total income (loss) from operations	$3.260		$4.859		$2.082		$(2.970)		$3.540	$2.420

Less Distributions
From net investment income	$—		$(0.139)		$—		$—		$—	$—
From net realized gain	(2.710)		—		(1.132)		—		—	—

Total distributions	$(2.710)		$(0.139)		$(1.132)		$—		$—	$—

Net asset value — End of period	$24.670		$24.120		$19.400		$18.450		$21.420	$17.880

Total Return(2)	14.24	%(3)	25.27	%(4)	11.73	%(4)	(13.82	)%(4)	19.80%	15.65	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,105		$12,855		$13,856		$15,073		$21,271	$22,471
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.52	%(6)	2.62	%(4)	2.65	%(4)	2.65	%(4)	2.64%	2.68	%(4)
Net investment loss	(1.86	)%(6)	(0.09)%		(0.24)%		(0.64)%		(0.36)%	(0.20)%
Portfolio Turnover	7	%(3)	14%		8%		53%		33%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.08%, 0.01% and 0.05% of average daily net assets for the years ended August 31, 2017, 2016, 2015 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$25.680		$20.500		$19.260		$22.240		$18.500	$15.980

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.111)		$0.281		$0.091		$0.100		$0.156	$0.144
Net realized and unrealized gain (loss)	3.727		5.096		2.281		(2.969)		3.715	2.537

Total income (loss) from operations	$3.616		$5.377		$2.372		$(2.869)		$3.871	$2.681

Less Distributions
From net investment income	$(0.236)		$(0.197)		$—		$(0.111)		$(0.131)	$(0.161)
From net realized gain	(2.710)		—		(1.132)		—		—	—

Total distributions	$(2.946)		$(0.197)		$(1.132)		$(0.111)		$(0.131)	$(0.161)

Net asset value — End of period	$26.350		$25.680		$20.500		$19.260		$22.240	$18.500

Total Return(2)	14.86	%(3)	26.48	%(4)	12.90	%(4)	(13.00	)%(4)	20.98%	16.79	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,793		$11,067		$8,307		$10,298		$9,977	$7,433
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.53	%(6)	1.61	%(4)	1.65	%(4)	1.65	%(4)	1.64%	1.68	%(4)
Net investment income (loss)	(0.84	)%(6)	1.29%		0.49%		0.45%		0.75%	0.79%
Portfolio Turnover	7	% (3)	14%		8%		53%		33%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.08%, 0.01% and 0.05% of average daily net assets for the years ended August 31, 2017, 2016, 2015 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Greater China Growth Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,578,830

Gross unrealized appreciation	$44,708,892
Gross unrealized depreciation	(1,418,744)

Net unrealized appreciation	$43,290,148

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of BMR or the Fund and by the vote of a majority of shareholders. For the six months ended February 28, 2018, the investment adviser fee amounted to $516,538 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

14

Eaton Vance

Greater China Growth Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2018, the administration fee amounted to $77,481.

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.85%, 2.55% and 1.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2018. Pursuant to this agreement, BMR and BMO GAM (Asia) reimbursed no operating expenses for the six months ended February 28, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2018, EVM earned $14,724 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,637 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2018 amounted to $117,961 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2018, the Fund paid or accrued to EVD $50,426 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2018 amounted to $16,809 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,668,140 and $11,397,713, respectively, for the six months ended February 28, 2018.

15

Eaton Vance

Greater China Growth Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	112,323	157,364
Issued to shareholders electing to receive payments of distributions in Fund shares	290,530	25,374
Redemptions	(224,154)	(581,461)
Merger from Class B shares	—	48,383
Exchange from Class B shares	—	26,636

Net increase (decrease)	178,699	(323,704)

Class B		Year Ended August 31, 2017(1)

Sales		34
Issued to shareholders electing to receive payments of distributions in Fund shares		545
Redemptions		(7,440)
Merger to Class A shares		(50,815)
Exchange to Class A shares		(27,933)

Net decrease		(85,609)

Class C	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	36,490	23,137
Issued to shareholders electing to receive payments of distributions in Fund shares	55,942	4,105
Redemptions	(53,807)	(208,545)

Net increase (decrease)	38,625	(181,303)

Class I	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	100,997	365,803
Issued to shareholders electing to receive payments of distributions in Fund shares	38,468	2,956
Redemptions	(122,832)	(342,962)

Net increase	16,633	25,797

(1)	At the close of business on April 27, 2017, the Fund’s Class B shares were merged into Class A shares.

16

Eaton Vance

Greater China Growth Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,437,486	$18,866,504	$—	$21,303,990
Consumer Staples	—	19,115,348	—	19,115,348
Energy	—	900,023	—	900,023
Financials	—	28,933,174	—	28,933,174
Health Care	—	1,178,562	—	1,178,562
Industrials	—	1,504,237	—	1,504,237
Information Technology	—	17,824,039	—	17,824,039
Real Estate	—	9,344,075	—	9,344,075

17

Eaton Vance

Greater China Growth Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks (continued)
Telecommunication Services	$—	$3,087,269		$—	$3,087,269
Utilities	—	2,316,598		—	2,316,598

Total Common Stocks	$2,437,486	$103,069,829	*	$—	$105,507,315
Short-Term Investments	$—	$2,361,663		$—	$2,361,663

Total Investments	$2,437,486	$105,431,492		$—	$107,868,978

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Greater China Growth Fund

February 28, 2018

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.28.18

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Semiannual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2018

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	24

Important Notices	25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	6.39%	11.85%	6.77%	7.78%
Class A with 5.75% Maximum Sales Charge	—	—	0.30	5.43	5.51	6.79
Class C at NAV	09/30/2011	09/30/2011	5.97	10.95	5.95	6.96
Class C with 1% Maximum Sales Charge	—	—	4.97	9.95	5.95	6.96
Class I at NAV	09/30/2011	09/30/2011	6.55	12.08	7.02	8.04
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–2.18%	0.51%	1.71%	2.13%
MSCI All Country World Index	—	—	9.07	18.79	10.07	12.28
Blended Index	—	—	2.26	7.56	5.12	6.25

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.37%	2.12%	1.12%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Fund Profile

Country Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,6

MSCI Emerging Markets Index Futures Contracts	11.9%

iShares 0-5 Year High Yield Corporate Bond ETF	7.8

ProShares High Yield-Interest Rate Hedged ETF	6.0

iShares MBS ETF	2.4

VanEck Vectors Junior Gold Miners ETF	2.0

Apple, Inc.	1.8

iShares MSCI China ETF	1.7

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1.6

Microsoft Corp.	1.2

Amazon.com, Inc.	1.1

Total	37.5%

Asset Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI All Country World Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,063.90	$6.14	1.20%
Class C	$1,000.00	$1,059.70	$9.96	1.95%
Class I	$1,000.00	$1,065.50	$4.87	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	1.20%
Class C	$1,000.00	$1,015.10	$9.74	1.95%
Class I	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 54.1%
Security	Shares	Value

Aerospace & Defense — 0.8%
Boeing Co. (The)	9,508	$3,443,893
United Technologies Corp.	14,210	1,914,655
		$5,358,548

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	9,152	$955,560
		$955,560

Auto Components — 0.8%
Aptiv PLC	10,314	$941,978
Cie Generale des Etablissements Michelin SCA	9,802	1,506,613
Continental AG	5,648	1,543,291
Delphi Technologies PLC	3,438	164,165
Valeo SA	18,159	1,174,305
		$5,330,352

Automobiles — 0.8%
Bayerische Motoren Werke AG	14,406	$1,513,565
Daimler AG	30,410	2,596,608
Volkswagen AG, PFC Shares	8,115	1,578,679
		$5,688,852

Banks — 7.2%
Banco Bilbao Vizcaya Argentaria SA	158,884	$1,321,859
Banco Santander SA	301,067	2,063,684
Bank of America Corp.	105,900	3,399,390
Bankinter SA	55,149	606,131
BNP Paribas SA	21,066	1,665,699
Chemical Financial Corp.	33,165	1,830,376
Citigroup, Inc.	50,312	3,798,053
Commerzbank AG(1)	63,645	983,348
CVB Financial Corp.	67,727	1,557,721
Danske Bank A/S	35,344	1,418,548
DNB ASA	74,527	1,461,872
Glacier Bancorp, Inc.	45,493	1,769,678
Great Western Bancorp, Inc.	26,219	1,072,095
ING Groep NV	93,682	1,643,930
JPMorgan Chase & Co.	42,023	4,853,657
KBC Group NV	17,460	1,636,043
Nordea Bank AB	100,571	1,141,253
Old National Bancorp	96,921	1,647,657
PNC Financial Services Group, Inc. (The)	16,420	2,588,777
Skandinaviska Enskilda Banken AB, Class A	122,331	1,435,731

Security	Shares	Value

Banks (continued)
Societe Generale SA	16,922	$961,502
SunTrust Banks, Inc.	14,725	1,028,394
Svenska Handelsbanken AB, Class A	47,039	643,583
Swedbank AB, Class A	53,150	1,334,080
U.S. Bancorp	56,911	3,093,682
United Bankshares, Inc.	38,676	1,372,998
Wells Fargo & Co.	53,384	3,118,159
Westamerica Bancorporation	23,753	1,360,809
		$50,808,709

Beverages — 0.3%
Coca-Cola Co. (The)	27,250	$1,177,745
PepsiCo, Inc.	6,394	701,614
		$1,879,359

Capital Markets — 4.2%
Ameriprise Financial, Inc.	13,321	$2,083,937
Bank of New York Mellon Corp. (The)	35,638	2,032,435
BlackRock, Inc.	3,750	2,060,362
Charles Schwab Corp. (The)	43,049	2,282,458
CME Group, Inc.	5,707	948,275
Credit Suisse Group AG	37,338	687,100
Deutsche Boerse AG	11,235	1,493,937
FactSet Research Systems, Inc.	3,953	803,171
Franklin Resources, Inc.	37,833	1,463,002
Goldman Sachs Group, Inc. (The)	9,425	2,478,115
Intercontinental Exchange, Inc.	11,525	842,247
Moody’s Corp.	12,262	2,046,283
Morgan Stanley	20,838	1,167,345
Northern Trust Corp.	19,288	2,042,021
Partners Group Holding AG	2,075	1,503,921
S&P Global, Inc.	5,600	1,074,080
State Street Corp.	9,274	984,435
T. Rowe Price Group, Inc.	19,867	2,223,117
UBS Group AG	79,102	1,498,973
		$29,715,214

Chemicals — 1.3%
Air Products and Chemicals, Inc.	5,146	$827,425
DowDuPont, Inc.	30,334	2,132,480
Eastman Chemical Co.	7,451	753,147
Ecolab, Inc.	7,259	946,937
LyondellBasell Industries NV, Class A	7,059	763,925
Monsanto Co.	7,591	936,502
PPG Industries, Inc.	9,992	1,123,500

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)
Praxair, Inc.	7,747	$1,160,113
Sherwin-Williams Co. (The)	2,189	879,059
		$9,523,088

Commercial Services & Supplies — 0.1%
Deluxe Corp.	8,990	$638,290
		$638,290

Communications Equipment — 1.0%
Cisco Systems, Inc.	111,788	$5,005,866
InterDigital, Inc.	26,021	1,868,308
		$6,874,174

Consumer Finance — 0.7%
American Express Co.	21,831	$2,128,741
Capital One Financial Corp.	18,761	1,837,264
Discover Financial Services	10,825	853,335
		$4,819,340

Containers & Packaging — 0.2%
Ball Corp.	18,650	$745,067
International Paper Co.	13,376	797,076
		$1,542,143

Distributors — 0.1%
Genuine Parts Co.	11,596	$1,064,977
		$1,064,977

Diversified Consumer Services — 0.1%
TAL Education Group ADR	26,730	$1,009,325
		$1,009,325

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	20,332	$4,212,790
Industrivarden AB, Class C	61,273	1,461,685
		$5,674,475

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	58,680	$2,130,084
Verizon Communications, Inc.	28,449	1,358,155
		$3,488,239

Security	Shares	Value

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$554,282
Duke Energy Corp.	7,189	541,619
NextEra Energy, Inc.	4,769	725,604
		$1,821,505

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	13,259	$966,979
Corning, Inc.	27,354	795,454
TE Connectivity, Ltd.	11,636	1,199,555
Vishay Intertechnology, Inc.	81,491	1,499,435
		$4,461,423

Energy Equipment & Services — 0.4%
Schlumberger, Ltd.	22,107	$1,451,103
Subsea 7 SA	36,350	539,773
TechnipFMC PLC	19,885	573,086
		$2,563,962

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	3,575	$682,468
CVS Health Corp.	8,391	568,322
Walgreens Boots Alliance, Inc.	11,025	759,512
Walmart, Inc.	14,872	1,338,629
		$3,348,931

Food Products — 0.3%
Mondelez International, Inc., Class A	13,442	$590,104
Nestle SA	15,758	1,251,989
		$1,842,093

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	15,318	$1,024,927
McDonald’s Corp.	16,215	2,557,754
Sodexo SA	9,839	1,208,163
Starbucks Corp.	30,627	1,748,802
		$6,539,646

Household Products — 0.3%
Procter & Gamble Co. (The)	23,399	$1,837,289
		$1,837,289

Industrial Conglomerates — 1.2%
3M Co.	10,098	$2,378,180
General Electric Co.	115,246	1,626,121

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International, Inc.	14,359	$2,169,788
Roper Technologies, Inc.	4,319	1,188,114
Siemens AG	6,484	849,669
		$8,211,872

Insurance — 6.0%
Aflac, Inc.	8,621	$766,235
Ageas	16,133	844,729
Alleghany Corp.(1)	2,535	1,536,590
Allianz SE	14,081	3,270,893
Allstate Corp. (The)	19,504	1,799,439
American Financial Group, Inc.	17,795	2,007,276
American International Group, Inc.	42,351	2,428,406
Aon PLC	12,000	1,683,840
AXA SA	53,461	1,674,348
Baloise Holding AG	4,900	770,874
Brighthouse Financial, Inc.(1)	2,734	148,374
Chubb, Ltd.	12,882	1,828,213
Hartford Financial Services Group, Inc.	31,541	1,666,942
Loews Corp.	32,840	1,619,997
Marsh & McLennan Cos., Inc.	19,817	1,645,207
MetLife, Inc.	30,079	1,389,349
Muenchener Rueckversicherungs-Gesellschaft AG	8,866	1,982,526
Progressive Corp. (The)	42,675	2,457,227
Prudential Financial, Inc.	24,305	2,584,108
Sampo Oyj, Class A	30,692	1,737,021
SCOR SE	13,852	587,277
Swiss Life Holding AG	1,968	710,690
Swiss Re AG	18,138	1,845,443
Travelers Cos., Inc. (The)	12,122	1,684,958
Willis Towers Watson PLC	10,532	1,663,003
Zurich Insurance Group AG	6,775	2,227,588
		$42,560,553

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	5,059	$7,651,485
Booking Holdings, Inc.(1)	753	1,531,632
Ctrip.com International, Ltd. ADR(1)	18,480	849,710
JD.com, Inc. ADR(1)	22,910	1,080,207
		$11,113,034

Internet Software & Services — 3.6%
58.com, Inc. ADR(1)	13,040	$982,825
Alibaba Group Holding, Ltd. ADR(1)	8,300	1,544,962
Alphabet, Inc., Class A(1)	3,695	4,078,984
Alphabet, Inc., Class C(1)	3,855	4,258,734

Security	Shares	Value

Internet Software & Services (continued)
Altaba, Inc.(1)	16,486	$1,233,977
Autohome, Inc. ADR	13,140	1,027,679
Baidu, Inc. ADR(1)	5,330	1,344,972
eBay, Inc.(1)	26,952	1,155,163
Facebook, Inc., Class A(1)	31,372	5,594,255
SINA Corp.(1)	7,450	871,129
Tencent Holdings, Ltd.	42,800	2,341,525
Weibo Corp. ADR(1)	8,140	1,046,153
		$25,480,358

IT Services — 3.1%
Accenture PLC, Class A	11,824	$1,903,782
Automatic Data Processing, Inc.	12,328	1,421,665
Cognizant Technology Solutions Corp., Class A	10,465	858,339
Fidelity National Information Services, Inc.	13,807	1,341,764
Fiserv, Inc.(1)	14,599	2,093,351
International Business Machines Corp.	20,933	3,261,989
Mastercard, Inc., Class A	23,519	4,133,700
Paychex, Inc.	18,639	1,213,958
PayPal Holdings, Inc.(1)	17,268	1,371,252
Visa, Inc., Class A	37,411	4,599,308
		$22,199,108

Machinery — 0.5%
Caterpillar, Inc.	10,734	$1,659,799
Cummins, Inc.	5,349	899,541
Ingersoll-Rand PLC	11,639	1,033,543
		$3,592,883

Media — 1.5%
China Literature, Ltd.(1)(2)	34	$331
Comcast Corp., Class A	105,522	3,820,952
Liberty Global PLC, Class C(1)	17,454	524,144
Omnicom Group, Inc.	11,286	860,332
Twenty-First Century Fox, Inc., Class A	39,475	1,453,469
Walt Disney Co. (The)	36,389	3,753,889
		$10,413,117

Metals & Mining — 0.2%
Kaiser Aluminum Corp.	14,029	$1,408,091
		$1,408,091

Multi-Utilities — 0.1%
Dominion Energy, Inc.	7,454	$552,118
		$552,118

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multiline Retail — 0.1%
Target Corp.	10,326	$778,684
		$778,684

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	25,769	$2,884,066
ConocoPhillips	35,992	1,954,726
ENI SpA	116,737	1,938,402
EOG Resources, Inc.	17,397	1,764,404
Exxon Mobil Corp.	49,278	3,732,316
Occidental Petroleum Corp.	29,094	1,908,566
Phillips 66	13,279	1,200,023
Royal Dutch Shell PLC, Class A	79,229	2,502,140
Total SA	60,635	3,448,842
		$21,333,485

Pharmaceuticals — 0.7%
Johnson & Johnson	26,578	$3,451,951
Novartis AG	9,842	821,037
Roche Holding AG PC	2,975	687,165
		$4,960,153

Road & Rail — 0.3%
Union Pacific Corp.	18,717	$2,437,889
		$2,437,889

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries, Inc.(1)	32,426	$2,150,492
Analog Devices, Inc.	9,280	836,592
Applied Materials, Inc.	26,727	1,539,208
Broadcom, Ltd.	4,897	1,206,915
Intel Corp.	97,794	4,820,266
MKS Instruments, Inc.	23,929	2,664,494
QUALCOMM, Inc.	18,442	1,198,730
Silicon Laboratories, Inc.(1)	24,701	2,309,544
Texas Instruments, Inc.	16,098	1,744,218
Xperi Corp.	74,404	1,640,608
		$20,111,067

Software — 2.5%
Adobe Systems, Inc.(1)	7,746	$1,619,921
CDK Global, Inc.	11,853	814,064
Intuit, Inc.	10,466	1,746,357
Micro Focus International PLC ADR	4,518	126,775
Microsoft Corp.	92,872	8,708,607

Security	Shares	Value

Software (continued)
Oracle Corp.	70,614	$3,578,011
salesforce.com, inc.(1)	8,707	1,012,189
		$17,605,924

Specialty Retail — 1.0%
Home Depot, Inc. (The)	20,387	$3,715,938
Industria de Diseno Textil SA	37,212	1,126,637
Lowe’s Cos., Inc.	11,067	991,493
TJX Cos., Inc. (The)	16,426	1,358,102
		$7,192,170

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	70,096	$12,485,500
Hewlett Packard Enterprise Co.	91,060	1,692,805
		$14,178,305

Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	6,661	$1,475,837
Compagnie Financiere Richemont SA, Class A	16,460	1,443,385
Hermes International	1,135	610,387
LVMH Moet Hennessy Louis Vuitton SE	7,410	2,216,309
NIKE, Inc., Class B	24,416	1,636,605
Swatch Group AG (The)	1,781	750,672
		$8,133,195

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG	17,381	$845,444
		$845,444

Tobacco — 0.3%
Altria Group, Inc.	12,151	$764,906
Philip Morris International, Inc.	11,064	1,145,677
		$1,910,583

Total Common Stocks (identified cost $284,737,022)		$381,803,527

U.S. Treasury Obligations — 9.7%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.75%, 8/15/19	$2,956	$2,895,414
0.875%, 4/15/19	1,003	989,071
1.00%, 3/15/19	3,886	3,842,200

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 3/31/19	$2,382	$2,359,982
1.25%, 3/31/21	5,897	5,688,454
1.375%, 1/15/20	3,520	3,463,763
1.375%, 2/29/20	4,732	4,649,259
1.375%, 4/30/20	3,000	2,941,113
1.375%, 5/31/20	1,571	1,538,353
1.50%, 2/28/19	3,252	3,232,937
1.50%, 5/31/19	2,507	2,487,859
1.50%, 5/31/20	3,666	3,600,153
1.625%, 3/31/19	1,656	1,647,399
1.625%, 4/30/19	3,134	3,116,027
1.625%, 7/31/19	2,327	2,309,130
1.625%, 12/31/19	3,660	3,619,369
1.625%, 6/30/20	3,300	3,246,891
2.00%, 11/30/20	4,824	4,774,361
2.125%, 8/31/20	4,350	4,325,432
2.625%, 11/15/20	2,885	2,903,180
3.50%, 5/15/20	4,518	4,633,008

Total U.S. Treasury Obligations (identified cost $68,943,595)		$68,263,355

Exchange-Traded Funds(3) — 23.3%
Security	Shares	Value

Equity Funds — 5.5%
iShares MSCI China ETF	171,930	$11,897,556
iShares MSCI South Korea ETF	63,800	4,599,342
iShares MSCI Taiwan ETF	112,600	4,126,790
VanEck Vectors Junior Gold Miners ETF	442,676	13,891,173
WisdomTree India Earnings Fund	162,800	4,372,808
		$38,887,669

Fixed Income Funds — 16.2%
iShares 0-5 Year High Yield Corporate Bond ETF	1,172,660	$54,962,574
iShares MBS ETF	166,000	17,333,720
ProShares High Yield-Interest Rate Hedged ETF	622,000	42,320,880
		$114,617,174

Short-Term Fixed Income Funds — 1.6%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,073,373
		$11,073,373

Total Exchange-Traded Funds (identified cost $161,431,277)		$164,578,216

Short-Term Investments — 12.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(4)	85,518,432	$85,518,432

Total Short-Term Investments (identified cost $85,522,396)		$85,518,432

Total Investments — 99.2% (identified cost $600,634,290)		$700,163,530

Other Assets, Less Liabilities — 0.8%		$5,363,308

Net Assets — 100.0%		$705,526,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $331 or less than 0.05% of the Fund’s net assets.

(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	63.4%	$447,612,841
Germany	2.6	18,133,797
Switzerland	2.2	15,398,392
France	2.1	15,053,445
China	1.7	12,098,818
Sweden	0.9	6,016,332
Spain	0.7	5,118,311
United Kingdom	0.6	4,265,918
Belgium	0.4	2,480,772
Italy	0.3	1,938,402
Finland	0.2	1,737,021
Netherlands	0.2	1,643,930
Norway	0.2	1,461,872
Denmark	0.2	1,418,548
Singapore	0.2	1,206,915
Exchange-Traded Funds	23.3	164,578,216
Total Investments	99.2%	$700,163,530

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
MSCI Emerging Markets Index	1,420	Long	Mar-18	$83,993,000	$4,978,577

					$4,978,577

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $515,111,894)	$614,645,098
Affiliated investment, at value (identified cost, $85,522,396)	85,518,432
Deposits for derivatives collateral — financial futures contracts	3,692,000
Foreign currency, at value (identified cost, $3,266)	3,386
Dividends receivable	585,602
Interest receivable	256,851
Dividends receivable from affiliated investment	110,037
Receivable for Fund shares sold	2,728,869
Tax reclaims receivable	349,360
Total assets	$707,889,635

Liabilities
Payable for Fund shares redeemed	$483,786
Payable for variation margin on open financial futures contracts	1,107,592
Payable to affiliates:
Investment adviser and administration fee	448,953
Distribution and service fees	120,569
Accrued expenses	201,897
Total liabilities	$2,362,797
Net Assets	$705,526,838

Sources of Net Assets
Paid-in capital	$600,826,378
Accumulated undistributed net investment income	465,282
Accumulated net realized loss	(286,359)
Net unrealized appreciation	104,521,537
Total	$705,526,838

Class A Shares
Net Assets	$93,207,090
Shares Outstanding	6,244,962
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.93
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.84

Class C Shares
Net Assets	$134,633,278
Shares Outstanding	9,181,514
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.66

Class I Shares
Net Assets	$477,686,470
Shares Outstanding	31,889,729
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Dividends (net of foreign taxes, $43,276)	$5,732,704
Interest	389,211
Dividends from affiliated investment	614,511
Total investment income	$6,736,426

Expenses
Investment adviser and administration fee	$2,755,020
Distribution and service fees
Class A	109,539
Class C	640,895
Trustees’ fees and expenses	14,246
Custodian fee	89,969
Transfer and dividend disbursing agent fees	159,226
Legal and accounting services	35,130
Printing and postage	21,998
Registration fees	41,177
Miscellaneous	19,109
Total expenses	$3,886,309

Net investment income	$2,850,117

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$394,616
Investment transactions — affiliated investment	(20,566)
Financial futures contracts	7,113,897
Foreign currency transactions	(98,808)
Capital gain distributions received	2,825
Net realized gain	$7,391,964
Change in unrealized appreciation (depreciation) —
Investments	$30,372,565
Investments — affiliated investment	2,891
Financial futures contracts	(686,298)
Foreign currency	5,491
Net change in unrealized appreciation (depreciation)	$29,694,649

Net realized and unrealized gain	$37,086,613

Net increase in net assets from operations	$39,936,730

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From operations —
Net investment income	$2,850,117	$6,281,750
Net realized gain	7,391,964	13,026,827
Net change in unrealized appreciation (depreciation)	29,694,649	35,484,868
Net increase in net assets from operations	$39,936,730	$54,793,445
Distributions to shareholders —
From net investment income
Class A	$(909,240)	$(428,181)
Class C	(421,569)	—
Class I	(5,676,928)	(2,272,897)
From net realized gain
Class A	(926,919)	—
Class C	(1,393,126)	—
Class I	(4,685,103)	—
Total distributions to shareholders	$(14,012,885)	$(2,701,078)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,481,568	$29,622,922
Class C	16,475,317	21,967,918
Class I	82,574,648	200,501,684
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,451,422	358,028
Class C	1,173,153	—
Class I	5,950,216	1,201,310
Cost of shares redeemed
Class A	(11,747,538)	(45,285,194)
Class C	(12,780,892)	(43,846,332)
Class I	(42,842,714)	(93,846,216)
Net increase in net assets from Fund share transactions	$55,735,180	$70,674,120

Net increase in net assets	$81,659,025	$122,766,487

Net Assets
At beginning of period	$623,867,813	$501,101,326
At end of period	$705,526,838	$623,867,813

Accumulated undistributed net investment income included in net assets
At end of period	$465,282	$4,622,902

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Financial Highlights

	Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.330		$13.060	$12.250	$13.000	$11.600	$11.080

Income (Loss) From Operations
Net investment income(1)	$0.062		$0.156	$0.150	$0.121	$0.126	$0.101
Net realized and unrealized gain (loss)	0.850		1.176	0.824	(0.697)	1.409	0.572

Total income (loss) from operations	$0.912		$1.332	$0.974	$(0.576)	$1.535	$0.673

Less Distributions
From net investment income	$(0.155)		$(0.062)	$(0.164)	$(0.054)	$(0.047)	$(0.107)
From net realized gain	(0.157)		—	—	(0.120)	(0.088)	(0.046)

Total distributions	$(0.312)		$(0.062)	$(0.164)	$(0.174)	$(0.135)	$(0.153)

Net asset value — End of period	$14.930		$14.330	$13.060	$12.250	$13.000	$11.600

Total Return(2)	6.39	%(3)	10.24%	8.02%	(4.48)%	13.30%	6.13	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,207		$84,551	$91,816	$107,566	$100,232	$32,147
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.26%	1.30%	1.30%	1.33%	1.40	%(4)
Net investment income	0.84	%(6)	1.15%	1.20%	0.95%	0.99%	0.87%
Portfolio Turnover	15	%(3)	41%	51%	48%	42%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended August 31, 2013). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.030		$12.830	$12.040	$12.800	$11.470	$11.020

Income (Loss) From Operations
Net investment income(1)	$0.007		$0.053	$0.058	$0.025	$0.025	$0.009
Net realized and unrealized gain (loss)	0.828		1.147	0.802	(0.675)	1.399	0.564

Total income (loss) from operations	$0.835		$1.200	$0.860	$(0.650)	$1.424	$0.573

Less Distributions
From net investment income	$(0.048)		$—	$(0.070)	$—	$(0.006)	$(0.077)
From net realized gain	(0.157)		—	—	(0.110)	(0.088)	(0.046)

Total distributions	$(0.205)		$—	$(0.070)	$(0.110)	$(0.094)	$(0.123)

Net asset value — End of period	$14.660		$14.030	$12.830	$12.040	$12.800	$11.470

Total Return(2)	5.97	%(3)	9.35%	7.17%	(5.12)%	12.46%	5.24	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,633		$124,228	$134,720	$137,605	$120,373	$29,542
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.95	%(6)	2.01%	2.05%	2.05%	2.08%	2.15	%(4)
Net investment income	0.09	%(6)	0.40%	0.48%	0.20%	0.20%	0.08%
Portfolio Turnover	15	%(3)	41%	51%	48%	42%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended August 31, 2013). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.390		$13.130	$12.310	$13.060	$11.640	$11.100

Income (Loss) From Operations
Net investment income(1)	$0.081		$0.192	$0.184	$0.152	$0.147	$0.140
Net realized and unrealized gain (loss)	0.857		1.164	0.833	(0.699)	1.423	0.562

Total income (loss) from operations	$0.938		$1.356	$1.017	$(0.547)	$1.570	$0.702

Less Distributions
From net investment income	$(0.191)		$(0.096)	$(0.197)	$(0.083)	$(0.062)	$(0.116)
From net realized gain	(0.157)		—	—	(0.120)	(0.088)	(0.046)

Total distributions	$(0.348)		$(0.096)	$(0.197)	$(0.203)	$(0.150)	$(0.162)

Net asset value — End of period	$14.980		$14.390	$13.130	$12.310	$13.060	$11.640

Total Return(2)	6.55	%(3)	10.40%	8.34%	(4.24)%	13.56%	6.39	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$477,686		$415,089	$274,566	$225,366	$218,798	$47,565
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	1.01%	1.05%	1.05%	1.09%	1.15	%(4)
Net investment income	1.09	%(6)	1.40%	1.47%	1.19%	1.16%	1.21%
Portfolio Turnover	15	%(3)	41%	51%	48%	42%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended August 31, 2013). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are

18

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$600,892,036

Gross unrealized appreciation	$112,030,655
Gross unrealized depreciation	(7,780,584)

Net unrealized appreciation	$104,250,071

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended February 28, 2018, the investment adviser and administration fee amounted to $2,755,020 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2018, EVM earned $4,044 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $34,588 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2018 amounted to $109,539 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2018, the Fund paid or accrued to EVD $480,671 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2018 amounted to $160,224 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2018, the Fund was informed that EVD received approximately $4,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$94,730,580	$70,886,657
U.S. Government and Agency Securities	45,516,526	14,614,591

	$140,247,106	$85,501,248

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	1,035,282	2,191,400
Issued to shareholders electing to receive payments of distributions in Fund shares	98,401	27,289
Redemptions	(790,882)	(3,345,726)

Net increase (decrease)	342,801	(1,127,037)

Class C	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	1,127,923	1,649,707
Issued to shareholders electing to receive payments of distributions in Fund shares	80,851	—
Redemptions	(881,892)	(3,296,717)

Net increase (decrease)	326,882	(1,647,010)

Class I	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	5,523,378	14,708,887
Issued to shareholders electing to receive payments of distributions in Fund shares	402,042	91,285
Redemptions	(2,875,017)	(6,880,011)

Net increase	3,050,403	7,920,161

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2018 is included in the Portfolio of Investments. At February 28, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Futures contracts	$4,978,577	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$7,113,897	$(686,298)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended February 28, 2018, which is indicative of the volume of this derivative type, was approximately $77,792,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2018.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$38,518,570	$18,744,782		$—	$57,263,352
Consumer Staples	9,566,266	1,251,989		—	10,818,255
Energy	15,468,290	8,429,157		—	23,897,447
Financials	92,964,023	41,459,712		—	134,423,735
Health Care	3,451,951	1,508,202		—	4,960,153
Industrials	20,345,373	849,669		—	21,195,042
Information Technology	108,568,834	2,341,525		—	110,910,359
Materials	12,473,322	—		—	12,473,322
Telecommunication Services	3,488,239	—		—	3,488,239
Utilities	2,373,623	—		—	2,373,623

Total Common Stocks	$307,218,491	$74,585,036	*	$—	$381,803,527

U.S. Treasury Obligations	$—	$68,263,355		$—	$68,263,355
Exchange-Traded Funds	164,578,216	—		—	164,578,216
Short-Term Investments	—	85,518,432		—	85,518,432

Total Investments	$471,796,707	$228,366,823		$—	$700,163,530

Futures Contracts	$4,978,577	$—		$—	$4,978,577

Total	$476,775,284	$228,366,823		$—	$705,142,107

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2018

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.18

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2018

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	9.93%	17.37%	10.80%	9.84%
Class A with 5.75% Maximum Sales Charge	—	—	3.61	10.59	9.49	8.96
Class C at NAV	10/12/2010	10/12/2010	9.46	16.44	9.97	9.00
Class C with 1% Maximum Sales Charge	—	—	8.46	15.44	9.97	9.00
Class I at NAV	10/12/2010	10/12/2010	10.01	17.66	11.08	10.10
MSCI All Country World Index	—	—	9.07%	18.79%	10.07%	9.31%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.30%	2.05%	1.05%

Fund Profile

Country Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,6

MSCI Emerging Markets Index Futures Contracts	15.8%

iShares MSCI China ETF	3.0

Apple, Inc.	1.8

VanEck Vectors Junior Gold Miners ETF	1.5

Microsoft Corp.	1.3

Amazon.com, Inc.	1.2

JPMorgan Chase & Co.	1.1

iShares MSCI South Korea ETF	1.1

WisdomTree India Earnings Fund	1.0

iShares MSCI Taiwan ETF	0.9

Total	28.7%

Equity Sector Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,099.30	$6.40	1.23%
Class C	$1,000.00	$1,094.60	$10.28	1.98%
Class I	$1,000.00	$1,100.10	$5.10	0.98%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16	1.23%
Class C	$1,000.00	$1,015.00	$9.89	1.98%
Class I	$1,000.00	$1,019.90	$4.91	0.98%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 76.0%
Security	Shares	Value

Aerospace & Defense — 1.1%
Boeing Co. (The)	15,449	$5,595,782
United Technologies Corp.	37,112	5,000,471
		$10,596,253

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	33,373	$3,484,475
		$3,484,475

Auto Components — 0.9%
Aptiv PLC	37,223	$3,399,577
Cie Generale des Etablissements Michelin SCA	16,356	2,513,994
Continental AG	9,599	2,622,885
Delphi Technologies PLC	12,407	592,434
		$9,128,890

Automobiles — 1.5%
Bayerische Motoren Werke AG	41,363	$4,345,799
Daimler AG	71,411	6,097,546
Volkswagen AG, PFC Shares	25,421	4,945,362
		$15,388,707

Banks — 8.7%
Banco Bilbao Vizcaya Argentaria SA	269,989	$2,246,214
Banco Santander SA	709,333	4,862,170
Bank of America Corp.	141,328	4,536,629
BNP Paribas SA	57,456	4,543,074
Chemical Financial Corp.	50,939	2,811,323
Citigroup, Inc.	74,362	5,613,587
CVB Financial Corp.	120,668	2,775,364
Danske Bank A/S	57,611	2,312,245
DNB ASA	126,643	2,484,144
Glacier Bancorp, Inc.	71,620	2,786,018
Great Western Bancorp, Inc.	65,364	2,672,734
ING Groep NV	232,355	4,077,361
JPMorgan Chase & Co.	92,179	10,646,675
Nordea Bank AB	170,898	1,939,305
Old National Bancorp	179,530	3,052,010
PacWest Bancorp	37,756	1,968,598
PNC Financial Services Group, Inc. (The)	38,056	5,999,909
Societe Generale SA	40,138	2,280,626
SunTrust Banks, Inc.	48,474	3,385,424
Svenska Handelsbanken AB, Class A	73,246	1,002,144
Swedbank AB, Class A	89,003	2,234,000

Security	Shares	Value

Banks (continued)
U.S. Bancorp	81,541	$4,432,569
United Bankshares, Inc.	78,406	2,783,413
Wells Fargo & Co.	67,417	3,937,827
Westamerica Bancorporation	36,798	2,108,158
		$87,491,521

Beverages — 0.2%
PepsiCo, Inc.	17,797	$1,952,865
		$1,952,865

Biotechnology — 0.2%
Celgene Corp.(1)	18,253	$1,590,201
		$1,590,201

Capital Markets — 7.0%
Ameriprise Financial, Inc.	34,605	$5,413,606
Bank of New York Mellon Corp. (The)	85,584	4,880,856
BlackRock, Inc.	9,403	5,166,290
Charles Schwab Corp. (The)	111,830	5,929,227
CME Group, Inc.	18,788	3,121,814
Deutsche Boerse AG	10,871	1,445,535
FactSet Research Systems, Inc.	13,820	2,807,948
Franklin Resources, Inc.	98,279	3,800,449
Goldman Sachs Group, Inc. (The)	20,657	5,431,345
Intercontinental Exchange, Inc.	37,950	2,773,386
Moody’s Corp.	18,573	3,099,462
Morgan Stanley	68,597	3,842,804
Northern Trust Corp.	50,106	5,304,722
Partners Group Holding AG	3,526	2,555,579
S&P Global, Inc.	18,434	3,535,641
State Street Corp.	30,529	3,240,653
T. Rowe Price Group, Inc.	51,610	5,775,159
UBS Group AG	129,885	2,461,304
		$70,585,780

Chemicals — 2.7%
Air Products and Chemicals, Inc.	12,732	$2,047,178
DowDuPont, Inc.	70,527	4,958,048
Eastman Chemical Co.	24,530	2,479,492
Ecolab, Inc.	16,670	2,174,602
HB Fuller Co.	44,391	2,236,862
LyondellBasell Industries NV, Class A	20,574	2,226,518
Monsanto Co.	19,382	2,391,157
PPG Industries, Inc.	16,554	1,861,332

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)
Praxair, Inc.	15,970	$2,391,508
RPM International, Inc.	40,105	1,996,026
Sherwin-Williams Co. (The)	6,244	2,507,466
		$27,270,189

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	41,265	$1,450,877
Deluxe Corp.	29,596	2,101,316
UniFirst Corp.	17,119	2,658,581
		$6,210,774

Communications Equipment — 0.9%
Cisco Systems, Inc.	157,653	$7,059,701
InterDigital, Inc.	33,483	2,404,080
		$9,463,781

Consumer Finance — 1.3%
American Express Co.	53,967	$5,262,322
Capital One Financial Corp.	48,735	4,772,619
Discover Financial Services	35,634	2,809,028
		$12,843,969

Containers & Packaging — 0.8%
Avery Dennison Corp.	25,585	$3,022,868
Ball Corp.	51,236	2,046,878
International Paper Co.	44,033	2,623,926
		$7,693,672

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,688,570
		$1,688,570

Diversified Consumer Services — 0.3%
TAL Education Group ADR	68,100	$2,571,456
		$2,571,456

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	40,394	$8,369,637
		$8,369,637

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	121,928	$4,425,986
Verizon Communications, Inc.	38,279	1,827,440
		$6,253,426

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	43,650	$3,183,394
Corning, Inc.	90,047	2,618,567
TE Connectivity, Ltd.	35,965	3,707,632
Vishay Intertechnology, Inc.	145,634	2,679,666
		$12,189,259

Energy Equipment & Services — 0.5%
Schlumberger, Ltd.	50,705	$3,328,276
TechnipFMC PLC	65,459	1,886,528
		$5,214,804

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	21,476	$1,479,482
		$1,479,482

Food Products — 0.4%
Nestle SA	50,949	$4,047,949
		$4,047,949

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	31,376	$2,099,368
McDonald’s Corp.	32,051	5,055,725
Sodexo SA	16,719	2,052,981
Starbucks Corp.	51,170	2,921,807
Wyndham Worldwide Corp.	18,330	2,122,247
		$14,252,128

Household Products — 0.1%
Procter & Gamble Co. (The)	17,702	$1,389,961
		$1,389,961

Industrial Conglomerates — 1.5%
3M Co.	33,103	$7,796,087
General Electric Co.	166,823	2,353,873
Honeywell International, Inc.	12,952	1,957,177
Roper Technologies, Inc.	11,167	3,071,930
		$15,179,067

Insurance — 8.9%
Aflac, Inc.	28,380	$2,522,414
Alleghany Corp.	4,804	2,911,945
Allianz SE	26,872	6,242,130
Allstate Corp. (The)	50,667	4,674,537

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
American Financial Group, Inc.	43,045	$4,855,476
American International Group, Inc.	59,453	3,409,035
Aon PLC	31,173	4,374,195
AXA SA	148,516	4,651,381
Baloise Holding AG	14,691	2,311,205
Brighthouse Financial, Inc.(1)	7,103	385,480
Chubb, Ltd.	27,475	3,899,252
Hannover Rueck SE	18,607	2,530,901
Hartford Financial Services Group, Inc.	81,934	4,330,212
Loews Corp.	85,308	4,208,244
Marsh & McLennan Cos., Inc.	30,146	2,502,721
MetLife, Inc.	78,136	3,609,102
Muenchener Rueckversicherungs-Gesellschaft AG	11,365	2,541,327
Progressive Corp. (The)	110,857	6,383,146
Prudential Financial, Inc.	43,011	4,572,930
Sampo Oyj, Class A	55,794	3,157,675
SCOR SE	29,277	1,241,244
Swiss Re AG	24,396	2,482,160
Travelers Cos., Inc. (The)	29,957	4,164,023
Willis Towers Watson PLC	27,361	4,320,302
Zurich Insurance Group AG	8,264	2,717,164
		$88,998,201

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	7,700	$11,645,865
Booking Holdings, Inc.(1)	1,790	3,640,932
Ctrip.com International, Ltd. ADR(1)	47,080	2,164,738
JD.com, Inc. ADR(1)	58,380	2,752,617
		$20,204,152

Internet Software & Services — 4.4%
58.com, Inc. ADR(1)	33,210	$2,503,038
Alibaba Group Holding, Ltd. ADR(1)	21,160	3,938,722
Alphabet, Inc., Class A(1)	5,471	6,039,546
Alphabet, Inc., Class C(1)	5,767	6,370,978
Altaba, Inc.(1)	44,381	3,321,918
Autohome, Inc. ADR	33,480	2,618,471
Baidu, Inc. ADR(1)	13,580	3,426,777
eBay, Inc.(1)	55,778	2,390,645
Facebook, Inc., Class A(1)	45,411	8,097,689
SINA Corp.(1)	18,990	2,220,501
Weibo Corp. ADR(1)	20,730	2,664,220
		$43,592,505

Security	Shares	Value

IT Services — 5.5%
Accenture PLC, Class A	33,823	$5,445,841
Automatic Data Processing, Inc.	63,778	7,354,879
Cognizant Technology Solutions Corp., Class A	19,048	1,562,317
Fidelity National Information Services, Inc.	20,781	2,019,498
Fiserv, Inc.(1)	47,000	6,739,330
International Business Machines Corp.	21,100	3,288,013
Mastercard, Inc., Class A	48,637	8,548,439
Paychex, Inc.	99,122	6,455,816
PayPal Holdings, Inc.(1)	55,778	4,429,331
Visa, Inc., Class A	71,946	8,845,041
		$54,688,505

Machinery — 1.0%
Caterpillar, Inc.	23,886	$3,693,492
Cummins, Inc.	7,370	1,239,413
Ingersoll-Rand PLC	27,142	2,410,210
ITT, Inc.	47,907	2,403,973
		$9,747,088

Media — 1.7%
China Literature, Ltd.(1)(2)	86	$839
Comcast Corp., Class A	164,788	5,966,974
Liberty Global PLC, Class C(1)	43,579	1,308,677
Omnicom Group, Inc.	23,769	1,811,911
Twenty-First Century Fox, Inc., Class A	66,904	2,463,405
Walt Disney Co. (The)	49,221	5,077,638
		$16,629,444

Multiline Retail — 0.2%
Target Corp.	28,315	$2,135,234
		$2,135,234

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	60,676	$6,790,858
ConocoPhillips	52,682	2,861,159
ENI SpA	171,165	2,842,171
EOG Resources, Inc.	25,363	2,572,316
Exxon Mobil Corp.	100,303	7,596,949
Occidental Petroleum Corp.	42,591	2,793,970
Phillips 66	35,244	3,185,000
Royal Dutch Shell PLC, Class A	121,218	3,828,199
Total SA	108,007	6,143,301
		$38,613,923

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 1.4%
Johnson & Johnson	61,285	$7,959,696
Merck & Co., Inc.	34,502	1,870,698
Novartis AG	16,997	1,417,920
Pfizer, Inc.	61,213	2,222,644
Roche Holding AG PC	3,958	914,219
		$14,385,177

Road & Rail — 0.4%
Union Pacific Corp.	31,024	$4,040,876
		$4,040,876

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc.(1)	58,534	$3,881,975
Analog Devices, Inc.	30,549	2,753,992
Applied Materials, Inc.	87,982	5,066,883
Broadcom, Ltd.	11,928	2,939,775
Intel Corp.	134,140	6,611,761
MKS Instruments, Inc.	37,469	4,172,173
QUALCOMM, Inc.	36,194	2,352,610
Silicon Laboratories, Inc.(1)	42,109	3,937,192
Texas Instruments, Inc.	45,264	4,904,354
Xperi Corp.	65,349	1,440,946
		$38,061,661

Software — 3.9%
Adobe Systems, Inc.(1)	20,233	$4,231,327
CDK Global, Inc.	39,020	2,679,894
Intuit, Inc.	43,110	7,193,335
Micro Focus International PLC ADR	9,128	256,132
Microsoft Corp.	143,533	13,459,089
Oracle Corp.	162,912	8,254,751
salesforce.com, Inc.(1)	24,814	2,884,627
		$38,959,155

Specialty Retail — 1.7%
Home Depot, Inc. (The)	46,709	$8,513,649
Industria de Diseno Textil SA	99,960	3,026,406
Lowe’s Cos., Inc.	27,547	2,467,936
TJX Cos., Inc. (The)	42,086	3,479,671
		$17,487,662

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	103,846	$18,497,049
Hewlett Packard Enterprise Co.	66,476	1,235,789
		$19,732,838

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.6%
adidas AG	20,782	$4,604,542
Compagnie Financiere Richemont SA, Class A	14,930	1,309,219
LVMH Moet Hennessy Louis Vuitton SE	18,593	5,561,112
NIKE, Inc., Class B	39,604	2,654,656
Swatch Group AG (The)	4,987	2,101,965
		$16,231,494

Tobacco — 0.2%
Philip Morris International, Inc.	18,363	$1,901,489
		$1,901,489

Total Common Stocks (identified cost $532,124,057)		$761,746,220

Exchange-Traded Funds — 7.5%
Security	Shares	Value

Equity Funds — 7.5%
iShares MSCI China ETF	438,060	$30,313,752
iShares MSCI South Korea ETF	146,200	10,539,558
iShares MSCI Taiwan ETF	258,050	9,457,532
VanEck Vectors Junior Gold Miners ETF	470,000	14,748,600
WisdomTree India Earnings Fund	373,300	10,026,838

Total Exchange-Traded Funds (identified cost $65,294,003)		$75,086,280

Short-Term Investments — 15.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(3)	155,428,357	$155,428,357

Total Short-Term Investments (identified cost $155,443,254)		$155,428,357

Total Investments — 99.0% (identified cost $752,861,314)		$992,260,857

Other Assets, Less Liabilities — 1.0%		$10,379,913

Net Assets — 100.0%		$1,002,640,770

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $839 or less than 0.05% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	76.0%	$761,519,996
Germany	3.5	35,376,027
France	2.9	28,987,713
Switzerland	2.6	26,026,316
China	2.5	24,861,379
Spain	1.0	10,134,790
United Kingdom	0.7	7,279,536
Sweden	0.5	5,175,449
Netherlands	0.4	4,077,361
Finland	0.3	3,157,675
Singapore	0.3	2,939,775
Italy	0.3	2,842,171
Norway	0.3	2,484,144
Denmark	0.2	2,312,245
Exchange-Traded Funds	7.5	75,086,280
Total Investments	99.0%	$992,260,857

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
MSCI Emerging Markets Index	2,670	Long	Mar-18	$157,930,500	$9,361,127

					$9,361,127

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $597,418,060)	$836,832,500
Affiliated investment, at value (identified cost, $155,443,254)	155,428,357
Deposits for derivatives collateral — financial futures contracts	6,942,000
Foreign currency, at value (identified cost, $3,110)	3,237
Dividends receivable	1,107,532
Dividends receivable from affiliated investment	197,685
Receivable for Fund shares sold	6,760,117
Tax reclaims receivable	626,828
Total assets	$1,007,898,256

Liabilities
Payable for Fund shares redeemed	$2,050,256
Payable for variation margin on open financial futures contracts	2,082,586
Payable to affiliates:
Investment adviser and administration fee	671,755
Distribution and service fees	158,421
Accrued expenses	294,468
Total liabilities	$5,257,486
Net Assets	$1,002,640,770

Sources of Net Assets
Paid-in capital	$745,242,164
Accumulated distributions in excess of net investment income	(1,570,498)
Accumulated net realized gain	10,195,633
Net unrealized appreciation	248,773,471
Total	$1,002,640,770

Class A Shares
Net Assets	$148,175,078
Shares Outstanding	8,507,590
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.42
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.48

Class C Shares
Net Assets	$167,926,323
Shares Outstanding	9,739,444
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.24

Class I Shares
Net Assets	$686,539,369
Shares Outstanding	39,393,106
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Dividends (net of foreign taxes, $56,867)	$6,624,513
Dividends from affiliated investment	1,116,815
Total investment income	$7,741,328

Expenses
Investment adviser and administration fee	$4,196,412
Distribution and service fees
Class A	184,271
Class C	831,868
Trustees’ fees and expenses	20,634
Custodian fee	120,896
Transfer and dividend disbursing agent fees	237,350
Legal and accounting services	34,950
Printing and postage	23,989
Registration fees	30,347
Miscellaneous	26,715
Total expenses	$5,707,432

Net investment income	$2,033,896

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$15,071,605
Investment transactions — affiliated investment	(28,183)
Financial futures contracts	13,392,683
Foreign currency transactions	(223,957)
Net realized gain	$28,212,148
Change in unrealized appreciation (depreciation) —
Investments	$60,721,917
Investments — affiliated investment	(2,797)
Financial futures contracts	(1,306,056)
Foreign currency	10,424
Net change in unrealized appreciation (depreciation)	$59,423,488

Net realized and unrealized gain	$87,635,636

Net increase in net assets from operations	$89,669,532

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From operations —
Net investment income	$2,033,896	$6,398,174
Net realized gain	28,212,148	48,123,192
Net change in unrealized appreciation (depreciation)	59,423,488	77,683,699
Net increase in net assets from operations	$89,669,532	$132,205,065
Distributions to shareholders —
From net investment income
Class A	$(366,636)	$(1,293,701)
Class C	—	(15,276)
Class I	(3,300,395)	(5,044,304)
From net realized gain
Class A	(7,399,463)	(4,062,980)
Class C	(7,636,499)	(4,502,799)
Class I	(33,007,632)	(11,758,556)
Total distributions to shareholders	$(51,710,625)	$(26,677,616)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,731,820	$25,685,911
Class C	13,516,351	21,483,759
Class I	106,140,489	220,633,324
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,091,659	3,623,293
Class C	4,231,324	2,064,676
Class I	20,297,904	7,633,282
Cost of shares redeemed
Class A	(22,046,188)	(77,099,583)
Class C	(21,522,980)	(69,958,804)
Class I	(61,591,974)	(181,494,326)
Net increase (decrease) in net assets from Fund share transactions	$58,848,405	$(47,428,468)

Net increase in net assets	$96,807,312	$58,098,981

Net Assets
At beginning of period	$905,833,458	$847,734,477
At end of period	$1,002,640,770	$905,833,458

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(1,570,498)	$62,637

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Financial Highlights

	Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$16.720		$14.810	$13.940	$14.900	$12.600	$10.850

Income (Loss) From Operations
Net investment income(1)	$0.033		$0.115	$0.161	$0.127	$0.145	$0.124
Net realized and unrealized gain (loss)	1.610		2.290	0.995	(0.938)	2.219	1.755

Total income (loss) from operations	$1.643		$2.405	$1.156	$(0.811)	$2.364	$1.879

Less Distributions
From net investment income	$(0.045)		$(0.120)	$(0.286)	$(0.084)	$(0.064)	$(0.129)
From net realized gain	(0.898)		(0.375)	—	(0.065)	—	—

Total distributions	$(0.943)		$(0.495)	$(0.286)	$(0.149)	$(0.064)	$(0.129)

Net asset value — End of period	$17.420		$16.720	$14.810	$13.940	$14.900	$12.600

Total Return(2)	9.93	%(3)	16.63%	8.38%	(5.49)%	18.79%	17.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148,175		$144,164	$172,992	$217,251	$247,408	$132,450
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.23	%(5)	1.25%	1.26%	1.25%	1.26%	1.32%
Net investment income	0.38	%(5)	0.74%	1.15%	0.86%	1.02%	1.04%
Portfolio Turnover	10	%(3)	24%	57%	40%	49%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$16.500		$14.610	$13.750	$14.720	$12.490	$10.750

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.032)		$(0.001)	$0.057	$0.016	$0.035	$0.034
Net realized and unrealized gain (loss)	1.578		2.267	0.981	(0.921)	2.195	1.744

Total income (loss) from operations	$1.546		$2.266	$1.038	$(0.905)	$2.230	$1.778

Less Distributions
From net investment income	$—		$(0.001)	$(0.178)	$—	$—	$(0.038)
From net realized gain	(0.806)		(0.375)	—	(0.065)	—	—

Total distributions	$(0.806)		$(0.376)	$(0.178)	$(0.065)	$—	$(0.038)

Net asset value — End of period	$17.240		$16.500	$14.610	$13.750	$14.720	$12.490

Total Return(2)	9.46	%(3)	15.80%	7.60%	(6.17)%	17.85%	16.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,926		$164,218	$189,050	$210,265	$219,687	$95,752
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.98	%(5)	2.00%	2.01%	2.00%	2.01%	2.07%
Net investment income (loss)	(0.37	)%(5)	(0.01)%	0.41%	0.11%	0.25%	0.29%
Portfolio Turnover	10	%(3)	24%	57%	40%	49%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$16.760		$14.840	$13.970	$14.930	$12.620	$10.860

Income (Loss) From Operations
Net investment income(1)	$0.056		$0.156	$0.201	$0.167	$0.183	$0.151
Net realized and unrealized gain (loss)	1.602		2.300	0.995	(0.942)	2.214	1.765

Total income (loss) from operations	$1.658		$2.456	$1.196	$(0.775)	$2.397	$1.916

Less Distributions
From net investment income	$(0.090)		$(0.161)	$(0.326)	$(0.120)	$(0.087)	$(0.156)
From net realized gain	(0.898)		(0.375)	—	(0.065)	—	—

Total distributions	$(0.988)		$(0.536)	$(0.326)	$(0.185)	$(0.087)	$(0.156)

Net asset value — End of period	$17.430		$16.760	$14.840	$13.970	$14.930	$12.620

Total Return(2)	10.01	%(3)	16.99%	8.67%	(5.25)%	19.04%	17.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,539		$597,452	$485,693	$527,713	$715,752	$247,981
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.98	%(5)	1.00%	1.01%	1.00%	1.01%	1.07%
Net investment income	0.64	%(5)	1.00%	1.43%	1.13%	1.27%	1.26%
Portfolio Turnover	10	%(3)	24%	57%	40%	49%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

16

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

17

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$754,224,835

Gross unrealized appreciation	$256,454,994
Gross unrealized depreciation	(9,057,845)

Net unrealized appreciation	$247,397,149

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 28, 2018, the investment adviser and administration fee amounted to $4,196,412 or 0.87% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2018, EVM earned $5,008 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,370 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2018 amounted to $184,271 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2018, the Fund paid or accrued to EVD $623,901 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2018 amounted to $207,967 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2018, the Fund was informed that EVD received approximately $100 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

18

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,193,046 and $78,703,493, respectively, for the six months ended February 28, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	847,788	1,648,578
Issued to shareholders electing to receive payments of distributions in Fund shares	297,932	242,361
Redemptions	(1,258,235)	(4,950,583)

Net decrease	(112,515)	(3,059,644)

Class C	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	783,034	1,398,050
Issued to shareholders electing to receive payments of distributions in Fund shares	249,783	139,223
Redemptions	(1,247,107)	(4,521,521)

Net decrease	(214,290)	(2,984,248)

Class I	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	6,063,198	14,103,257
Issued to shareholders electing to receive payments of distributions in Fund shares	1,187,706	510,246
Redemptions	(3,513,769)	(11,680,614)

Net increase	3,737,135	2,932,889

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2018 is included in the Portfolio of Investments. At February 28, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Futures contracts	$9,361,127	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$13,392,683	$(1,306,056)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended February 28, 2018, which is indicative of the volume of this derivative type, was approximately $146,268,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2018.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$76,535,087	$39,182,650		$—	$115,717,737
Consumer Staples	6,723,797	4,047,949		—	10,771,746
Energy	31,015,056	12,813,671		—	43,828,727
Financials	205,970,220	62,318,888		—	268,289,108
Health Care	13,643,239	2,332,139		—	15,975,378
Industrials	49,258,533	—		—	49,258,533
Information Technology	216,687,704	—		—	216,687,704
Materials	34,963,861	—		—	34,963,861
Telecommunication Services	6,253,426	—		—	6,253,426

Total Common Stocks	$641,050,923	$120,695,297	*	$—	$761,746,220

Exchange-Traded Funds	$75,086,280	$—		$—	$75,086,280
Short-Term Investments	—	155,428,357		—	155,428,357

Total Investments	$716,137,203	$276,123,654		$—	$992,260,857

Futures Contracts	$9,361,127	$—		$—	$9,361,127

Total	$725,498,330	$276,123,654		$—	$1,001,621,984

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2018

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.28.18

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2018

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	28

Important Notices	29

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Performance1,2

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	–0.74%	7.49%	12.87%	11.49%
Class A with 5.75% Maximum Sales Charge	—	—	–6.42	1.34	11.54	10.83
Class B at NAV	09/23/1996	07/26/1985	–1.09	6.70	12.03	10.66
Class B with 5% Maximum Sales Charge	—	—	–5.91	1.70	11.78	10.66
Class C at NAV	01/05/1998	07/26/1985	–1.11	6.77	12.01	10.65
Class C with 1% Maximum Sales Charge	—	—	–2.07	5.77	12.01	10.65
Class I at NAV	10/01/2009	07/26/1985	–0.63	7.83	13.15	11.71
Class R at NAV	09/08/2003	07/26/1985	–0.79	7.30	12.60	11.22
MSCI World Health Care Index	—	—	3.12%	11.79%	12.28%	9.71%
S&P 500 Index	—	—	10.84	17.10	14.72	9.72

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.35%	2.10%	2.10%	1.10%	1.60%
Net		1.30	2.05	2.05	1.05	1.55

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Johnson & Johnson	6.2%

UnitedHealth Group, Inc.	6.1

AbbVie, Inc.	4.3

Pfizer, Inc.	4.0

Gilead Sciences, Inc.	3.8

Bristol-Myers Squibb Co.	3.6

Bayer AG	3.4

Eli Lilly & Co.	3.2

Intuitive Surgical, Inc.	3.0

Biogen, Inc.	3.0

Total	40.6%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$992.60	$5.48	**	1.11%
Class B	$1,000.00	$989.10	$9.17	**	1.86%
Class C	$1,000.00	$988.90	$9.17	**	1.86%
Class I	$1,000.00	$993.70	$4.25	**	0.86%
Class R	$1,000.00	$992.10	$6.72	**	1.36%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.56	**	1.11%
Class B	$1,000.00	$1,015.60	$9.30	**	1.86%
Class C	$1,000.00	$1,015.60	$9.30	**	1.86%
Class I	$1,000.00	$1,020.50	$4.31	**	0.86%
Class R	$1,000.00	$1,018.10	$6.81	**	1.36%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $861,935,735)	$1,036,034,322
Receivable for Fund shares sold	209,366
Receivable from affiliates	44,716
Total assets	$1,036,288,404

Liabilities
Payable for Fund shares redeemed	$2,424,227
Payable to affiliates:
Administration fee	120,880
Distribution and service fees	288,132
Accrued expenses	362,424
Total liabilities	$3,195,663
Net Assets	$1,033,092,741

Sources of Net Assets
Paid-in capital	$862,605,483
Accumulated net investment loss	(1,122,424)
Accumulated distributions in excess of net realized gain from Portfolio	(2,488,905)
Net unrealized appreciation from Portfolio	174,098,587
Total	$1,033,092,741

Class A Shares
Net Assets	$632,894,326
Shares Outstanding	61,193,830
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.34
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.97

Class B Shares
Net Assets	$4,258,352
Shares Outstanding	403,994
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.54

Class C Shares
Net Assets	$178,097,502
Shares Outstanding	17,054,317
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.44

Class I Shares
Net Assets	$160,761,794
Shares Outstanding	15,161,866
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.60

Class R Shares
Net Assets	$57,080,767
Shares Outstanding	5,176,419
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Dividends allocated from Portfolio (net of foreign taxes, $7,986)	$5,511,317
Expenses allocated from Portfolio	(3,416,287)
Total investment income from Portfolio	$2,095,030

Expenses
Administration fee	$816,894
Distribution and service fees
Class A	834,555
Class B	24,632
Class C	950,426
Class R	149,222
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	629,032
Legal and accounting services	28,512
Printing and postage	58,994
Registration fees	49,876
Miscellaneous	10,464
Total expenses	$3,582,681
Deduct —
Allocation of expenses to affiliates	$365,227
Total expense reductions	$365,227

Net expenses	$3,217,454

Net investment loss	$(1,122,424)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$18,849,662
Foreign currency transactions	21,647
Net realized gain	$18,871,309
Change in unrealized appreciation (depreciation) —
Investments	$(25,507,122)
Foreign currency	94,241
Net change in unrealized appreciation (depreciation)	$(25,412,881)

Net realized and unrealized loss	$(6,541,572)

Net decrease in net assets from operations	$(7,663,996)

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From operations —
Net investment loss	$(1,122,424)	$(1,800,095)
Net realized gain	18,871,309	33,534,359
Net change in unrealized appreciation (depreciation)	(25,412,881)	46,681,405
Net increase (decrease) in net assets from operations	$(7,663,996)	$78,415,669
Distributions to shareholders —
From net realized gain
Class A	$(18,049,533)	$(81,492,937)
Class B	(125,195)	(938,910)
Class C	(5,056,284)	(27,192,656)
Class I	(4,430,412)	(17,097,722)
Class R	(1,532,249)	(6,055,607)
Total distributions to shareholders	$(29,193,673)	$(132,777,832)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,044,578	$68,352,313
Class B	4,114	69,290
Class C	2,704,424	12,421,478
Class I	20,258,252	95,833,146
Class R	4,782,457	11,694,683
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	16,003,961	73,909,706
Class B	120,438	879,445
Class C	4,829,682	22,487,759
Class I	3,417,228	12,263,579
Class R	1,480,339	5,841,670
Cost of shares redeemed
Class A	(83,064,522)	(264,287,138)
Class B	(519,861)	(2,089,474)
Class C	(26,532,104)	(110,686,122)
Class I	(30,787,841)	(106,031,824)
Class R	(8,889,052)	(20,438,192)
Net asset value of shares exchanged
Class A	881,116	3,485,125
Class B	(881,116)	(3,485,125)
Net decrease in net assets from Fund share transactions	$(82,147,907)	$(199,779,681)

Net decrease in net assets	$(119,005,576)	$(254,141,844)

Net Assets
At beginning of period	$1,152,098,317	$1,406,240,161
At end of period	$1,033,092,741	$1,152,098,317

Accumulated net investment loss included in net assets
At end of period	$(1,122,424)	$—

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Financial Highlights

	Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$10.710		$11.140		$13.210		$13.390	$10.890	$10.200

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.005)		$(0.002)		$(0.074)		$(0.098)	$(0.046)	$0.040
Net realized and unrealized gain (loss)	(0.074)		0.733		(0.824)		1.936	3.980	2.121

Total income (loss) from operations	$(0.079)		$0.731		$(0.898)		$1.838	$3.934	$2.161

Less Distributions
From net investment income	$—		$—		$—		$—	$(0.069)	$(0.202)
From net realized gain	(0.291)		(1.161)		(1.172)		(2.018)	(1.365)	(1.269)

Total distributions	$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.434)	$(1.471)

Net asset value — End of period	$10.340		$10.710		$11.140		$13.210	$13.390	$10.890

Total Return(2)	(0.74	)%(3)(4)	8.50	%(4)	(7.31	)%(4)	15.31%	39.31%	24.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$632,894		$707,485		$857,636		$1,073,699	$960,881	$754,945
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.11	%(4)(7)	1.30	%(4)	1.48	%(4)	1.44%	1.46%	1.39%
Net investment income (loss)	(0.10	)%(7)	(0.02)%		(0.64)%		(0.73)%	(0.38)%	0.39%
Portfolio Turnover of the Portfolio	17	%(3)	36%		70%		51%	57%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.07%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2018 and the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$10.950		$11.440		$13.640		$13.840	$11.200	$10.420

Income (Loss) From Operations
Net investment loss(1)	$(0.046)		$(0.082)		$(0.168)		$(0.205)	$(0.139)	$(0.033)
Net realized and unrealized gain (loss)	(0.073)		0.753		(0.860)		2.023	4.108	2.175

Total income (loss) from operations	$(0.119)		$0.671		$(1.028)		$1.818	$3.969	$2.142

Less Distributions
From net investment income	$—		$—		$—		$—	$—	$(0.093)
From net realized gain	(0.291)		(1.161)		(1.172)		(2.018)	(1.329)	(1.269)

Total distributions	$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.329)	$(1.362)

Net asset value — End of period	$10.540		$10.950		$11.440		$13.640	$13.840	$11.200

Total Return(2)	(1.09	)%(3)(4)	7.69	%(4)	(8.08	)%(4)	14.60%	38.23%	23.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,258		$5,704		$10,987		$18,211	$22,917	$26,543
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.86	%(4)(7)	2.05	%(4)	2.23	%(4)	2.20%	2.21%	2.14%
Net investment loss	(0.86	)%(7)	(0.79)%		(1.40)%		(1.47)%	(1.12)%	(0.31)%
Portfolio Turnover of the Portfolio	17	%(3)	36%		70%		51%	57%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.07%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2018 and the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$10.850		$11.350		$13.530		$13.760	$11.160	$10.410

Income (Loss) From Operations
Net investment loss(1)	$(0.045)		$(0.079)		$(0.165)		$(0.204)	$(0.140)	$(0.038)
Net realized and unrealized gain (loss)	(0.074)		0.740		(0.843)		1.992	4.092	2.181

Total income (loss) from operations	$(0.119)		$0.661		$(1.008)		$1.788	$3.952	$2.143

Less Distributions
From net investment income	$—		$—		$—		$—	$—	$(0.124)
From net realized gain	(0.291)		(1.161)		(1.172)		(2.018)	(1.352)	(1.269)

Total distributions	$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.352)	$(1.393)

Net asset value — End of period	$10.440		$10.850		$11.350		$13.530	$13.760	$11.160

Total Return(2)	(1.11	)%(3)(4)	7.67	%(4)	(8.00	)%(4)	14.46%	38.26%	23.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,098		$204,069		$294,299		$365,081	$298,114	$224,863
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.86	%(4)(7)	2.05	%(4)	2.23	%(4)	2.19%	2.21%	2.14%
Net investment loss	(0.85	)%(7)	(0.76)%		(1.39)%		(1.48)%	(1.13)%	(0.36)%
Portfolio Turnover of the Portfolio	17	%(3)	36%		70%		51%	57%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.07%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2018 and the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$10.960		$11.340		$13.400		$13.520	$10.980	$10.280

Income (Loss) From Operations
Net investment income (loss)(1)	$0.008		$0.025		$(0.046)		$(0.065)	$(0.016)	$0.064
Net realized and unrealized gain (loss)	(0.077)		0.756		(0.842)		1.963	4.018	2.133

Total income (loss) from operations	$(0.069)		$0.781		$(0.888)		$1.898	$4.002	$2.197

Less Distributions
From net investment income	$—		$—		$—		$—	$(0.097)	$(0.228)
From net realized gain	(0.291)		(1.161)		(1.172)		(2.018)	(1.365)	(1.269)

Total distributions	$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.462)	$(1.497)

Net asset value — End of period	$10.600		$10.960		$11.340		$13.400	$13.520	$10.980

Total Return(2)	(0.63	)%(3)(4)	8.82	%(4)	(7.13	)%(4)	15.64%	39.69%	24.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$160,762		$173,116		$176,958		$233,051	$149,535	$83,020
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.86	%(4)(7)	1.05	%(4)	1.23	%(4)	1.19%	1.21%	1.14%
Net investment income (loss)	0.16	%(7)	0.24%		(0.39)%		(0.48)%	(0.14)%	0.62%
Portfolio Turnover of the Portfolio	17	%(3)	36%		70%		51%	57%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.07%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2018 and the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$11.410		$11.810		$13.980		$14.080	$11.390	$10.600

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.019)		$(0.029)		$(0.110)		$(0.140)	$(0.081)	$0.012
Net realized and unrealized gain (loss)	(0.070)		0.790		(0.888)		2.058	4.182	2.220

Total income (loss) from operations	$(0.089)		$0.761		$(0.998)		$1.918	$4.101	$2.232

Less Distributions
From net investment income	$—		$—		$—		$—	$(0.046)	$(0.173)
From net realized gain	(0.291)		(1.161)		(1.172)		(2.018)	(1.365)	(1.269)

Total distributions	$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.411)	$(1.442)

Net asset value — End of period	$11.030		$11.410		$11.810		$13.980	$14.080	$11.390

Total Return(2)	(0.79	)%(3)(4)	8.25	%(4)	(7.64	)%(4)	15.11%	38.96%	23.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,081		$61,724		$66,361		$85,264	$52,429	$33,628
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.36	%(4)(7)	1.55	%(4)	1.73	%(4)	1.69%	1.71%	1.64%
Net investment income (loss)	(0.34	)%(7)	(0.27)%		(0.89)%		(0.99)%	(0.64)%	0.11%
Portfolio Turnover of the Portfolio	17	%(3)	36%		70%		51%	57%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.07%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2018 and the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

14

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2018, the administration fee amounted to $816,894. Investment adviser fees are paid by the Portfolio to EVM and EVM pays sub-adviser fees to Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., effective November 1, 2017, and OrbiMed Advisors LLC (OrbiMed). Prior to November 1, 2017, Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as a sub-adviser to the Portfolio. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM, EVAIL (EVMI prior to November 1, 2017) and OrbiMed have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and before the application of the performance adjustment to the investment adviser fee) exceed 1.25%, 2.00%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2018. Pursuant to this agreement, EVM, EVAIL, EVMI and OrbiMed were allocated $365,227 in total of the Fund’s operating expenses for the six months ended February 28, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2018, EVM earned $70,774 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,405 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2018. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2018 amounted to $834,555 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2018, the Fund paid or accrued to EVD $18,474 and $712,819 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2018, the Fund paid or accrued to EVD $74,611 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2018 amounted to $6,158, $237,607 and $74,611 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2018, the Fund was informed that EVD received approximately $6,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended February 28, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $0 and $114,038,683, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	1,325,352	6,845,304
Issued to shareholders electing to receive payments of distributions in Fund shares	1,546,276	8,184,906
Redemptions	(7,825,471)	(26,313,573)
Exchange from Class B shares	82,600	348,050

Net decrease	(4,871,243)	(10,935,313)

Class B	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	390	6,928
Issued to shareholders electing to receive payments of distributions in Fund shares	11,405	94,769
Redemptions	(49,369)	(201,920)
Exchange to Class A shares	(79,373)	(339,219)

Net decrease	(116,947)	(439,442)

Class C	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	252,710	1,265,103
Issued to shareholders electing to receive payments of distributions in Fund shares	461,729	2,446,981
Redemptions	(2,468,183)	(10,838,670)

Net decrease	(1,753,744)	(7,126,586)

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	1,870,304	9,358,679
Issued to shareholders electing to receive payments of distributions in Fund shares	322,380	1,330,106
Redemptions	(2,828,906)	(10,492,725)

Net increase (decrease)	(636,222)	196,060

Class R	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Sales	421,233	1,084,295
Issued to shareholders electing to receive payments of distributions in Fund shares	134,089	605,982
Redemptions	(787,432)	(1,899,248)

Net decrease	(232,110)	(208,971)

17

Worldwide Health Sciences Portfolio

February 28, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value

Biotechnology — 26.5%
AbbVie, Inc.	384,088	$44,488,913
Agios Pharmaceuticals, Inc.(1)	43,741	3,516,339
Alexion Pharmaceuticals, Inc.(1)	124,300	14,599,035
Avexis, Inc.(1)	28,499	3,526,181
Biogen, Inc.(1)	109,135	31,538,924
BioMarin Pharmaceutical, Inc.(1)	164,863	13,381,930
Celgene Corp.(1)	274,651	23,927,595
CSL, Ltd.	147,984	18,636,907
Galapagos NV(1)	53,695	5,598,578
Gilead Sciences, Inc.	505,918	39,830,924
Incyte Corp.(1)	124,411	10,594,841
Ligand Pharmaceuticals, Inc.(1)	33,855	5,142,236
Neurocrine Biosciences, Inc.(1)	34,474	2,910,640
Regeneron Pharmaceuticals, Inc.(1)	39,536	12,668,916
Shire PLC	430,145	18,332,419
Vertex Pharmaceuticals, Inc.(1)	154,789	25,699,618
		$274,393,996

Health Care Distributors — 0.8%
Amplifon SpA	527,415	$8,380,450
		$8,380,450

Health Care Equipment — 16.6%
Abbott Laboratories	201,406	$12,150,824
Baxter International, Inc.	268,893	18,228,256
Boston Scientific Corp.(1)	816,790	22,265,695
Danaher Corp.	291,350	28,488,203
Edwards Lifesciences Corp.(1)	153,061	20,459,664
Intuitive Surgical, Inc.(1)	74,076	31,589,710
iRhythm Technologies, Inc.(1)	44,912	2,791,281
Koninklijke Philips NV	357,605	13,628,650
Teleflex, Inc.	42,543	10,628,518
Wright Medical Group NV(1)	588,290	11,971,702
		$172,202,503

Health Care Services — 1.2%
Amedisys, Inc.(1)	98,734	$5,846,040
UDG Healthcare PLC	543,774	6,224,849
		$12,070,889

Health Care Supplies — 1.0%
Coloplast A/S, Class B	77,942	$6,586,859
West Pharmaceutical Services, Inc.	47,392	4,133,530
		$10,720,389

Security	Shares	Value

Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	162,400	$5,442,024
Medidata Solutions, Inc.(1)	82,720	5,431,395
		$10,873,419

Life Sciences Tools & Services — 3.9%
Agilent Technologies, Inc.	153,849	$10,552,503
Thermo Fisher Scientific, Inc.	143,715	29,976,075
		$40,528,578

Managed Health Care — 13.5%
Aetna, Inc.	111,910	$19,814,785
Anthem, Inc.	85,211	20,056,965
Centene Corp.(1)	129,509	13,134,803
Humana, Inc.	83,440	22,680,661
UnitedHealth Group, Inc.	281,146	63,583,979
		$139,271,193

Pharmaceuticals — 34.5%
Allergan PLC	123,611	$19,063,288
AstraZeneca PLC	201,010	13,156,552
Bayer AG	301,615	35,197,293
Bristol-Myers Squibb Co.	565,824	37,457,549
Eli Lilly & Co.	430,672	33,170,358
Galenica AG(1)(2)	125,114	6,105,982
Ipsen SA	49,235	7,212,408
Johnson & Johnson	496,664	64,506,720
Merck & Co., Inc.	192,999	10,464,406
Novo Nordisk A/S, Class B	566,339	29,297,235
Pacira Pharmaceuticals, Inc.(1)	135,553	4,242,809
Pfizer, Inc.	1,135,385	41,225,829
Roche Holding AG PC	99,147	22,900,972
UCB SA	92,723	7,659,502
Zoetis, Inc.	323,897	26,190,311
		$357,851,214

Total Common Stocks (identified cost $851,727,527)		$1,026,292,631

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%(3)
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(4)	53,922	$53,922

Total Short-Term Investments (identified cost $53,922)		$53,922

Total Investments — 99.1% (identified cost $851,781,449)		$1,026,346,553

Other Assets, Less Liabilities — 0.9%		$9,688,142

Net Assets — 100.0%		$1,036,034,695

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $6,105,982 or 0.6% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	81.6%	$845,760,316
Denmark	3.5	35,884,094
Germany	3.4	35,197,293
Switzerland	2.8	29,006,954
Australia	1.8	18,636,907
Netherlands	1.3	13,628,650
Belgium	1.3	13,258,080
United Kingdom	1.3	13,156,552
Italy	0.8	8,380,450
France	0.7	7,212,408
Ireland	0.6	6,224,849
Total Investments	99.1%	$1,026,346,553

Abbreviations:

PC	–	Participation Certificate

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $851,727,527)	$1,026,292,631
Affiliated investment, at value (identified cost, $53,922)	53,922
Foreign currency, at value (identified cost, $46)	45
Dividends receivable	1,538,210
Dividends receivable from affiliated investment	602
Receivable for investments sold	5,297,770
Tax reclaims receivable	3,766,882
Total assets	$1,036,950,062

Liabilities
Demand note payable	$300,000
Payable to affiliate:
Investment adviser fee	408,797
Accrued expenses	206,570
Total liabilities	$915,367
Net Assets applicable to investors’ interest in Portfolio	$1,036,034,695

Sources of Net Assets
Investors’ capital	$861,460,944
Net unrealized appreciation	174,573,751
Total	$1,036,034,695

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Dividends (net of foreign taxes, $7,986)	$5,500,735
Dividends from affiliated investment	10,584
Total investment income	$5,511,319

Expenses
Investment adviser fee	$3,169,361
Trustees’ fees and expenses	22,632
Custodian fee	142,189
Legal and accounting services	41,967
Miscellaneous	40,139
Total expenses	$3,416,288

Net investment income	$2,095,031

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$18,849,468
Investment transactions — affiliated investment	199
Foreign currency transactions	21,647
Net realized gain	$18,871,314
Change in unrealized appreciation (depreciation) —
Investments	$(25,507,051)
Investments — affiliated investment	(79)
Foreign currency	94,241
Net change in unrealized appreciation (depreciation)	$(25,412,889)

Net realized and unrealized loss	$(6,541,575)

Net decrease in net assets from operations	$(4,446,544)

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From operations —
Net investment income	$2,095,031	$5,687,324
Net realized gain	18,871,314	33,534,370
Net change in unrealized appreciation (depreciation)	(25,412,889)	46,681,424
Net increase (decrease) in net assets from operations	$(4,446,544)	$85,903,118
Capital transactions —
Contributions	$—	$1,116,382
Withdrawals	(114,038,683)	(341,915,857)
Net decrease in net assets from capital transactions	$(114,038,683)	$(340,799,475)

Net decrease in net assets	$(118,485,227)	$(254,896,357)

Net Assets
At beginning of period	$1,154,519,922	$1,409,416,279
At end of period	$1,036,034,695	$1,154,519,922

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2018

Financial Highlights

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.63	%(2)	0.80%	0.95%	0.92%	0.92%	0.81%
Net investment income (loss)	0.38	%(2)	0.48%	(0.12)%	(0.21)%	0.17%	0.97%
Portfolio Turnover	17	%(3)	36%	70%	51%	57%	51%

Total Return	(0.50	)%(3)	9.04%	(6.82)%	15.91%	40.05%	24.99%

Net assets, end of period (000’s omitted)	$1,036,035		$1,154,520	$1,409,416	$1,778,864	$1,488,679	$1,129,151

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2018, Eaton Vance Worldwide Health Sciences Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Worldwide Health Sciences Portfolio

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

As of February 28, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.775% of the Portfolio’s average daily net assets up to $500 million, 0.69% on net assets of $500 million but less than $1 billion, 0.62% on net assets of $1 billion but less than $1.5 billion, 0.56% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. Pursuant to a sub-advisory agreement effective November 1, 2017, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Prior to November 1, 2017, Eaton Vance Management

25

Worldwide Health Sciences Portfolio

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

(International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as sub-adviser to the Portfolio. Pursuant to a research support agreement between EVM and OrbiMed Advisors LLC (OrbiMed) effective July 1, 2016, EVM pays OrbiMed a portion of its investment adviser fee for research services with respect to the Portfolio’s investment program. For the first three years of the term of such agreement, OrbiMed’s sub-advisory fee is subject to the portion of the performance adjustment that is attributable to OrbiMed’s tenure as investment adviser over the 36-month performance period. For the six months ended February 28, 2018, the Portfolio’s investment adviser fee, including a downward performance adjustment of $771,873, amounted to $3,169,361 or 0.58% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of EVM.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $187,120,933 and $302,597,688, respectively, for the six months ended February 28, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$852,173,532

Gross unrealized appreciation	$210,617,251
Gross unrealized depreciation	(36,444,230)

Net unrealized appreciation	$174,173,021

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2018, the Portfolio had a balance outstanding pursuant to this line of credit of $300,000 at an interest rate of 2.42%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at February 28, 2018. The Portfolio’s average borrowings or allocated fees during the six months ended February 28, 2018 were not significant.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Concentration of Risk

As the Portfolio invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it will likely be affected by developments that adversely affect such companies. The Portfolio has historically held fewer than 60 stocks at any

26

Worldwide Health Sciences Portfolio

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$231,826,092	$42,567,904		$—	$274,393,996
Health Care Distributors	—	8,380,450		—	8,380,450
Health Care Equipment	158,573,853	13,628,650		—	172,202,503
Health Care Services	5,846,040	6,224,849		—	12,070,889
Health Care Supplies	4,133,530	6,586,859		—	10,720,389
Health Care Technology	10,873,419	—		—	10,873,419
Life Sciences Tools & Services	40,528,578	—		—	40,528,578
Managed Health Care	139,271,193	—		—	139,271,193
Pharmaceuticals	236,321,270	121,529,944		—	357,851,214

Total Common Stocks	$827,373,975	$198,918,656	*	$—	$1,026,292,631

Short-Term Investments	$—	$53,922		$—	$53,922

Total Investments	$827,373,975	$198,972,578		$—	$1,026,346,553

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2018

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Worldwide Health Sciences Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Investment Sub-Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018